CONDENSED SCHEDULE OF INVESTMENTS (U.S. TREASURY NOTES) - Millburn Multi Markets Trading L P [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	3.09%	(1.88%)
US Treasury Notes [Member]
Investment Holdings [Line Items]
Face Amount	$ 101,240,000	$ 116,040,000
Fair Value as a % of Partners' Capital	21.28%	22.81%
Fair Value	$ 101,030,401	$ 115,994,672
US Treasury Notes [Member]
Investment Holdings [Line Items]
Face Amount	$ 105,540,000	$ 115,440,000
Fair Value as a % of Partners' Capital	22.10%	22.67%
Fair Value	$ 104,931,908	$ 115,293,445
US Treasury Notes [Member]
Investment Holdings [Line Items]
Face Amount	$ 99,940,000	$ 140,540,000
Fair Value as a % of Partners' Capital	20.81%	27.52%
Fair Value	$ 98,827,387	$ 139,991,016
US Treasury Notes [Member]
Investment Holdings [Line Items]
Face Amount	$ 105,540,000	$ 115,440,000
Fair Value as a % of Partners' Capital	21.92%	22.59%
Fair Value	$ 104,062,028	$ 114,921,422
Total US Treasury Notes [Member]
Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	86.11%	95.59%
Fair Value	$ 408,851,724	$ 486,200,555